UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-21984

Central Park Group Multi-Event Fund

(Exact name of registrant as specified in charter)

805 Third Avenue, 18th Floor
New York, NY 10022
(Address of principal executive office) (Zip code)

Gemini Fund Services, LLC
450 Wireless Blvd.,
Hauppauge, NY 11788
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 317-9200

Date of fiscal year end: 10/31

Date of reporting period: 01/31/11

Item 1. Schedule of Investments.

CPG Multi-Event Fund
PORTFOLIO OF INVESTMENTS
January 31, 2011 (Unaudited)

Shares	Type				Fair Value ($)
	COMMON STOCK - 60.4%
	AEROSPACE/DEFENSE - 1.2%
12,605	General Dynamics Corp.				$ 950,417

	AGRICULTURE - 3.1%
37,815	Archer-Daniels-Midland Co. (b)				1,235,416
18,973	Bunge Ltd. (b)				1,291,492
					2,526,908
	BANKS - 5.7%
100,935	Bank of America Corp. (b)				1,385,837
9,360	First Southern Bancorp Inc. (a)				145,080
18,922	Goldman Sachs Group Inc.				3,096,018
					4,626,935
	BIOTECHNOLOGY - 2.3%
25,200	Genzyme Corp.(a)				1,848,420

	CHEMICALS - 8.0%
25,241	Airgas Inc. (b)				1,581,853
12,605	Arkema SA				878,109
75,710	Chemtura Corp (a)				1,263,600
12,610	FMC Corp. (b)				959,117
18,909	Intrepid Potash Inc. (a,b)				683,371
31,506	WR Grace & Co. (a,b)				1,118,148
					6,484,198
	COAL - 1.3%
18,927	Alpha Natural Resources Inc. (a)				1,016,948

	COMPUTERS - 1.1%
2,549	Apple Inc. (a,b)				864,927

	ELECTRONICS - 3.4%
25,205	Avnet Inc. (a)				897,802
50,453	Tyco Electronics Ltd. (b)				1,827,912
					2,725,714
	HEALTHCARE-PRODUCTS - 3.5%
6,303	Alcon Inc.				1,026,507
25,279	Beckman Coulter Inc. (b)				1,820,341
					2,846,848
	HEALTHCARE-SERVICES - 1.4%
12,599	Laboratory Corp. of America Holdings (a,b)				1,132,776

	INSURANCE - 3.2%
126,049	AIA Group Ltd. (a)				346,942
37,825	AON Corp. (b)				1,730,115
25,210	Universal American Corp. (b)				508,990
					2,586,047
	IRON/STEEL - 1.3%
12,605	Salzgitter AG				1,024,547

	METAL FABRICATE/HARDWARE - 0.4%
18,908	Commercial Metals Co. (b)				316,142

	MINING - 4.6%
25,228	Ivanhoe Mines Ltd (a,b)				697,050
75,672	Novagold Resources Inc. (a,b)				1,005,681
63,125	Titanium Metals Corp. (a,b)				1,189,906
63,125	Ventana Gold Corp. (a)				792,607
					3,685,244
	OIL & GAS - 12.7%
12,646	Anadarko Petroleum Corp. (b)				974,754
44,129	Ensco PLC - ADR (b)				2,397,970
25,210	Marathon Oil Corp.				1,152,097
25,210	Petrohawk Energy Corp. (a,b)				505,460
50,519	Pride International Inc. (a,b)				1,641,867
88,358	Quicksilver Resources Inc. (a,b)				1,326,254
37,814	Total SA				2,215,443
					10,213,845

CPG Multi-Event Fund
PORTFOLIO OF INVESTMENTS
January 31, 2011 (Unaudited) (Continued)

Shares	Type				Fair Value ($)
	PACKAGING & CONTAINERS - 2.3%
50,447	Smurfit-Stone Container Corp. (a,b)				$ 1,884,195

	REAL ESTATE - 1.4%
50,512	CB Richard Ellis Group Inc. - Cl. A (a,b)				1,120,861

	TELECOMMUNICATIONS - 3.5%
100,964	Vodafone Group PLC - ADR (b)				2,863,339

	TOTAL COMMON STOCK ( Cost - $46,735,970)				48,718,311

	PREFERRED STOCK - 0.0%
	BANKS
16	First Southern Bancorp Inc. (a)				7,200
	TOTAL PREFERRED STOCK ( Cost - $16,000)

	EXCHANGE TRADED FUNDS - 3.9%
	COMMODITY FUND - 2.2%
4,892	ETFS Physical Platinum (a)				858,644
5,292	ETFS Platinum Trust (a,b)				941,606
					1,800,250
	EQUITY FUND - 1.7%
25,210	Market Vectors - Gold Miners ETF (b)				1,359,323
	TOTAL EXCHANGE TRADED FUNDS (Cost $3,155,831)				3,159,573

	PRIVATE PLACEMENTS - 2.5%
531,055	JAM Recovery Fund LP (c,d,e)				547,224
26,175	NBH Holdings Corp (a,b,c,d,e)				444,975
56,855	SJB Escrow Corp - Class A 144A (a,c,d,e)				1,023,390
	PRIVATE PLACEMENTS (Cost $2,191,655)				2,015,589

Par Value
	BANK LOANS - 4.5%
2,968,013	BAWAG/Sacher Funding TL Facility, 6.5%, 5/14/14 (c )				1,248,417
300,346	IDEARC TL Supermedia TL, 11%, 12/31/15 (c )				207,239
8,440	IDEARC TL, 11%, 12/31/15 (c )				8,440
1,245,214	IDEARC TL, 11%, 12/31/15 (c )				871,650
3,107,000	MGM Studios TL B, 0.00%, 12/31/15 (c,f )				1,304,940
	TOTAL BANK LOANS (Cost - $4,176,141)				3,640,686

	CORPORATE BONDS - 9.2%
1,045,000	Ally Financial Inc. 6.875%, 9/15/11 (b)				1,070,753
836,000	Ally Financial Inc. 7.25%, 3/2/11 (b)				838,853
495,000	CIT Group Inc. 7%, 5/1/13 (b)				505,400
249,954	CIT Group Inc. 7%, 5/1/14				254,539
249,954	CIT Group Inc. 7%, 5/1/15 (b)				253,601
529,211	CIT Group Inc. 7%, 5/1/16 (b)				534,618
529,211	CIT Group Inc. 7%, 5/1/17 (b)				533,952
4,915,000	Lehman Brothers Holdings Inc. 5.625%, 1/24/13 (b,f)				1,225,678
2,502,000	Nortel Networks Ltd. 10.75%, 7/15/16 (b,f)				2,203,036
	TOTAL CORPORATE BONDS ( Cost - $6,685,251)				7,420,430

Contracts (g)	PURCHASED OPTIONS - 10.9%
	Call Options
1,640	BP Plc - ADR January 2012 @ 35				2,181,200
505	BP Plc - ADR January 2012 @ 40				469,650
379	Genzyme Corp. February @ 70				144,020
631	Goldman Sachs Group Inc. April @ 170				252,400
126	Goldman Sachs Group Inc. July @ 165				128,520
1,009	Massey Energy April @ 45				1,876,740
252	Potash Corp. March @ 135				1,086,120
1,262	Savient Pharmaceuticals Inc. February @ 13				11,358
126	Tyco Electronics Ltd. July @ 35				39,060
505	Williams Cos Inc. January 2012 @ 25				204,525
505	Williams Cos Inc. January 2012 @ 30				88,375

CPG Multi-Event Fund
PORTFOLIO OF INVESTMENTS
January 31, 2011 (Unaudited) (Continued)

Contracts (g)	Type				Fair Value ($)
	Put Options
252	Cummins Inc. February @ 110				$ 161,280
252	Ingersoll-Rand PLC February @ 45				13,860
3,785	iShares Russell 2000 Index Fund March @ 78				1,207,415
14,840,000	Japanese Yen January @ 83				602,504
189	Lorillard Inc. March @ 85				211,680
252	PPG Industries, Inc. February @ 85				51,660
252	Tiffany & Co. February @ 60				65,520
	TOTAL PURCHASED OPTIONS ( Cost - $6,996,741)				8,795,887

Shares	SHORT-TERM INVESTMENTS - 29.4%
23,717,826	Union Bank of California Money Market Sweep (b)				23,717,826
	TOTAL SHORT-TERM INVESTMENTS ( Cost $23,717,826)

	TOTAL INVESTMENTS IN SECURITIES - 120.8% ( Cost - $93,675,415)				97,475,502

	INVESTMENTS IN SECURITIES AND EXCHANGE TRADED FUNDS SOLD SHORT

	SECURITIES SOLD SHORT - (-1.2%)
	PACKAGING & CONTAINERS - (-1.2%)
15,170	Rock-Tenn Co.				(1,012,598)
	TOTAL SECURITIES SOLD SHORT (Proceeds - $924,717)

	EXCHANGE TRADED FUNDS SOLD SHORT - (-3.6%)
63,125	iShares MSCI Emerging Markets Index Fund				(2,891,756)
	TOTAL EXCHANGE TRADED FUNDS SOLD SHORT (Proceeds - $2,920,309)

Contracts (g)	WRITTEN OPTIONS - (-4.3%)
	Call Option
1,640	BP Plc - ADR January 2012 @ 45				(975,800)
505	BP Plc - ADR January 2012 @ 50				(181,800)
126	Goldman Sachs Group, Inc. July @ 180				(56,070)
1,009	Massey Energy Co. April @ 55				(983,775)
252	Potash Corp. of Saskatchwan, Inc. March @ 150				(723,240)
1,009	William Cos Inc. January @ 35				(54,486)
	Put Options
3,785	iShares Russell Index Fund March @ 71				(461,770)
7,420,000	Japanese Yen January @ 93				(74,200)
	TOTAL WRITTEN OPTION (Premiums received $2,085,810)				(3,511,141)

	TOTAL INVESTMENTS IN SECURITIES AND INVESTMENTS IN SECURITIES
	SOLD SHORT - 111.7% ( Cost - $87,744,579) (h,i)				$ 90,060,007
	LIABILITIES IN EXCESS OTHER ASSETS - (11.7%)				(9,406,114)
	NET ASSETS - 100.0%				$ 80,653,893

(a)	Non incoming producing
(b)	Security positions are either entirely or partially held in a segregated account as collateral for securities sold, not yet
	purchased, aggregating a total; market value of $59,376,151.
(c)	Fair Value Security. These securities represent 70% of the net assets as of January 31, 2011
(d)	Security restricted as to resale or transfer
(e)	Illiquid security
(f)	Security in default
(g)	Each Contract equivalent to 100 shares, except each Japanese Yen contract is equivalent to 1 Yen.
(h)	The Fund has categorized its investments in accordance with the "Fair Value Measurements and Disclosures"
	Topic 820 of the Accounting Standards Codification ('ASC 820').
(i)	Represents cost for financial reporting purposes. Cost of investments for federal income tax purposes, including
	proceeds from securities sold, not yet purchased and written options, is substantially the same and differs from market value
	by net appreciation of securities as follows

			Gross unrealized appreciation		$ 5,883,991
			Gross unrealized depreciation		(3,568,563)
			Net unrealized appreciation		$ 2,315,428

ADR	American Depository Receipts
ETF	Exchange Traded Fund

CPG Multi-Event Fund
PORTFOLIO OF INVESTMENTS
January 31, 2011 (Unaudited) (Continued)

The Fund has entered into the following equity contract for difference swaps with Goldman Sachs International as of January 31, 2011.
					Net Unrealized
	Equity Security	Interest Rate/			Appreciation/
Notional Amount	Received	Equity Security Paid	Termination Date		(Depreciation)
GBP 772,087 (25,211 shares) Market Value		One week LIBOR	January 2020		$ (69,027)
	Appreciation on:	plus 30 bps plus
	Anglo America PLC	Market Value
		Depreciation on
		Anglo America PLC

			Long	Short	Percentage
% OF TOTAL INVESTMENTS IN SECURITIES AND EXCHANGE TRADED
FUNDS BY COUNTRY
United States of America			$ 55,876,030	$ (5,460,455)	75.99%
Britain			5,261,309	$ (1,157,600)	6.19%
Canada			4,698,373	$ (723,240)	5.99%
France			3,093,552		4.66%
Switzerland			2,854,419		4.30%
Germany			1,024,547		1.54%
Japan			602,504	$ (74,200)	0.80%
Hong Kong			346,942		0.52%
TOTAL % OF INVESTMENTS IN SECURITIES AND EXCHANGE TRADED
FUNDS BY COUNTRY			$ 73,757,676	$ (7,415,495)	100.00%

CENTRAL PARK GROUP MULTI-EVENT FUND
Schedule of Investments
January 31, 2011 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2011 for the Fund’s assets and  liabilities

	Level 1		Level 2		Level 3	Total
Assets *	Investment Securities	Other Financial Instruments*	Investment Securities	Other Financial Instruments*	Investment Securities	Investment Securities	Other Financial Instruments
Common Stocks (1)	$ 48,718,311	$ -	$ -	$ -	$ -	$ 48,718,311	$ -
Preferred Stocks (1)	7,200	-	-	-	-	$ 7,200	$ -
Exchange Traded Funds	3,159,573	-	-	-	-	$ 3,159,573	$ -
Private Placements	-	-	-	-	2,015,589	$ 2,015,589	$ -
Bank Loans	-	-	-	-	3,640,686	$ 3,640,686	$ -
Corporate Bonds	-	-	7,420,430	-	-	$ 7,420,430	$ -
Purchased Options	8,795,887	-	-	-	-	$ 8,795,887	$ -
Short Term Investment	23,717,826	-	-	-	-	$ 23,717,826	$ -
Liabilities	-	-	-	-	-	$ -	$ -
Securities Sold Short (1)	(1,012,598)	-	-	-	-	$ (1,012,598)	$ -
Exchange Traded Funds Sold Short	(2,891,756)	-	-	-	-	$ (2,891,756)	$ -
Written Options	(3,511,141)	-	-	-	-	$ (3,511,141)	$ -
Swaps	-	-	-	(69,027)	-	$ -	$ (69,027)
Money Market Funds	$ 76,983,302	$ -	$ 7,420,430	$ (69,027)	$ 5,656,275	$ 90,060,007	$ (69,027)

* Other financial instruments would include any derivative instruments not reflected in the Schedule of Portfolio Investments. These instruments are valued at the unrealized appreciation/depreciation on the instrument.

(1)Since all securities are Level 1 for these security types, a breakdown by industry is not shown above. Please refer to the Schedule of Portfolio Investments for such a breakdown.

For each Level 3 investment, some or all of the following may have been used to determine fair value: market conditions, credit quality and spreads, liquidity, expected maturity or call date, and security type.

For the current period there have been no transfers out of Level 3. The Fund assumes any transfers between levels occur at the beginning of the year. The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments				Balances as of October 31, 2010	Change in Unrealized Appreciation/ Deprciation*	Net Purchases (Sales)	Balance as of January 31, 2011
Private Placements				$ 1,970,519	$ (176,066)	$ 221,136	$ 2,015,589
Bank Loans				11,562,248	(535,455)	$ (7,386,107)	3,640,686
				$ 13,532,767	$ (711,521)	$ (7,164,971)	$ 5,656,275
* Relates only to investments still held as of January 31, 2011.

Item 2. Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) (“Disclosure Controls”), as of the date within 90 days prior to the filing date of this Form N-Q (“Report”), Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by Registrant in the Report is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission, including ensuring that information required to be disclosed in the Report is accumulated and communicated to management of Registrant, including Registrant’s Principal Executive Officer and Principal Financial Officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Central Park Group Multi-Event Fund

By (Signature and Title)	/s/ Mitchell A. Tanzman
Mitchell A. Tanzman, Principal Executive Officer

Date: 3/30/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mitchell A. Tanzman
Mitchell A. Tanzman, Principal Executive Officer

Date: 3/30/2011

By (Signature and Title)	/s/ Michael Mascis
Michael Mascis, Principal Accounting Officer

Date: 3/30/2011